Madison Mosaic Government Fund
FUND SUMMARY: GOVERNMENT FUND
Investment Objectives/Goals
The investment objective of the Government Fund is to receive income from bonds.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Mosaic Government Fund Class Y
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Mosaic Government Fund Class Y
Management fee		0.40%
Distribution (12b-1) fees		none
Other expenses		0.28%
Total annual fund operating expenses	[1]	0.68%
[1]	Total annual fund operating expenses for the period ended December 31, 2011 do not match the financial statements due to rounding.

Example:

This example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Government Fund Class Y	69	218	379	847

Portfolio Turnover

The Government Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Government Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The Government Fund seeks to achieve its investment objective through investments in bonds and other debt securities.  The Fund invests only in investment grade U.S. Government securities, which include a variety of securities issued or guaranteed by the U.S. Treasury and various agencies of the federal government.  U.S Government securities also include securities issued by various instrumentalities that were established or sponsored by the U.S. Government and certain interests in these types of securities (e.g., mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”)). The Fund emphasizes the safety of principal and interest for its portfolio investments. The maturities of such investments may range from long-term (20 years or more) to short-term (less than 10 years).  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Principal Risks

Interest Rate Risk.  The share price of the Government Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by Ginnie Mae and Fannie Mae. If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Government Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Government Fund Calendar Year Returns for Class Y Shares

  Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	4.91% (quarter ended 9-30-01)
Lowest:	-1.79% (quarter ended 6-30-04)

Government Fund Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Madison Mosaic Government Fund Class Y	1 Year	5 Years	10 Years
Return before taxes	3.65%	4.67%	3.65%
Return after taxes on distributions	2.81%	3.66%	2.56%
Return after taxes on distributions and sale of fund shares	2.48%	3.42%	2.48%
Barclays Capital Intermediate Government Bond Index	6.08%	5.86%	4.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Core Bond Fund
FUND SUMMARY: CORE BOND FUND
Investment Objectives/Goals
The investment objective of the Core Bond Fund is to receive income from bonds.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Bond Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Mosaic Core Bond Fund	Class Y	Class R6
Maximum sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Mosaic Core Bond Fund	Class Y	Class R6
Management fee	0.40%	0.40%
Distribution (12b-1) fees	none	none
Other expenses	0.30%	0.02%
Total annual fund operating expenses	0.70%	0.42%

Example:

This example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Madison Mosaic Core Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class Y	72	224	390	871
Class R6	43	135	235	530

Portfolio Turnover

The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Core Bond Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Core Bond Fund seeks to achieve its investment objective through diversified investments in bonds and other debt securities.  The Fund invests in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies and money market instruments. It invests at least 80% of its total assets in bonds, with the total portfolio having a dollar weighted average maturity of ten years or less. Also, at least 65% of the Fund’s net assets will be invested in investment grade bonds. Finally, up to 35% of the Fund’s total assets may be invested in securities rated as low as B, including those commonly referred to as “high yield,” “high risk” or “junk” bonds.  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Principal Risks

Interest Rate Risk.  The share price of the Core Bond Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

High-Yield Bond Risk.  The risks of investing in high-yield bonds include the following:

·         Sensitivity to Interest Rates and Economic Changes. Prices of high yield (junk) bonds may be less sensitive to interest rate changes than other bonds, but more sensitive to adverse economic changes or individual corporate developments.

·         Market Expectations. High yield (junk) bond values are very sensitive to market expectations about the credit worthiness of the issuing companies.

·         Liquidity and Valuation. There may be “thin” trading during times of market distress.

·         Taxation. Interest income may be recognized as taxable even though payment of such interest is not received in cash.

·         Credit Ratings. Changes in credit ratings by the major credit rating agencies may lag changes in the credit worthiness of the issuer.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Core Bond Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Core Bond Fund Calendar Year Returns for Class Y Shares

  Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	5.29% (quarter ended 12-31-08)
Lowest:	1.84% (quarter ended 12-31-10)

Core Bond Fund Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Madison Mosaic Core Bond Fund Class Y	1 Year	5 Years	10 Years
Return before taxes	6.60%	5.66%	4.39%
Return after taxes on distributions	5.50%	4.39%	3.06%
Return after taxes on distributions and sale of fund shares	4.27%	4.09%	2.96%
Barclays Capital Aggregate Bond Index	7.84%	6.50%	5.78%
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index	7.88%	6.59%	5.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 1, 2012
Registrant Name	dei_EntityRegistrantName	MADISON MOSAIC INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000710978
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 21, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Madison Mosaic Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: GOVERNMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Government Fund is to receive income from bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Government Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Government Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Government Fund seeks to achieve its investment objective through investments in bonds and other debt securities.  The Fund invests only in investment grade U.S. Government securities, which include a variety of securities issued or guaranteed by the U.S. Treasury and various agencies of the federal government.  U.S Government securities also include securities issued by various instrumentalities that were established or sponsored by the U.S. Government and certain interests in these types of securities (e.g., mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”)). The Fund emphasizes the safety of principal and interest for its portfolio investments. The maturities of such investments may range from long-term (20 years or more) to short-term (less than 10 years).  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk.  The share price of the Government Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by Ginnie Mae and Fannie Mae. If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Government Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Government Fund Calendar Year Returns for Class Y Shares
Annual Return 2002	rr_AnnualReturn2002	7.45%
Annual Return 2003	rr_AnnualReturn2003	1.24%
Annual Return 2004	rr_AnnualReturn2004	0.89%
Annual Return 2005	rr_AnnualReturn2005	0.69%
Annual Return 2006	rr_AnnualReturn2006	3.07%
Annual Return 2007	rr_AnnualReturn2007	7.10%
Annual Return 2008	rr_AnnualReturn2008	8.17%
Annual Return 2009	rr_AnnualReturn2009	1.19%
Annual Return 2010	rr_AnnualReturn2010	3.40%
Annual Return 2011	rr_AnnualReturn2011	3.65%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	4.91% (quarter ended 9-30-01)
Lowest:	-1.79% (quarter ended 6-30-04)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.79%)
Performance Table Heading	rr_PerformanceTableHeading	Government Fund Average Annual Total Returns (for the period ended December 31, 2011)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).  Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Government Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.68%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Madison Mosaic Government Fund | Class Y | Return before taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.65%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Madison Mosaic Government Fund | Class Y | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.81%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	2.56%
Madison Mosaic Government Fund | Class Y | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.48%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	2.48%
Madison Mosaic Government Fund | Class Y | Barclays Capital Intermediate Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Madison Mosaic Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: CORE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Core Bond Fund is to receive income from bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Core Bond Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Core Bond Fund seeks to achieve its investment objective through diversified investments in bonds and other debt securities.  The Fund invests in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies and money market instruments. It invests at least 80% of its total assets in bonds, with the total portfolio having a dollar weighted average maturity of ten years or less. Also, at least 65% of the Fund’s net assets will be invested in investment grade bonds. Finally, up to 35% of the Fund’s total assets may be invested in securities rated as low as B, including those commonly referred to as “high yield,” “high risk” or “junk” bonds.  By pursuing this strategy, the adviser believes the Fund’s portfolio performance will reflect the adviser’s general “Participate and Protect®” investment philosophy.  The adviser’s expectation is that investors in the Fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; however, there is no assurance that this expectation will be realized.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk.  The share price of the Core Bond Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by the Government National Mortgage Association (“Ginnie Mae”) and the Federal National Mortgage Association (“Fannie Mae”). If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

High-Yield Bond Risk.  The risks of investing in high-yield bonds include the following:

·         Sensitivity to Interest Rates and Economic Changes. Prices of high yield (junk) bonds may be less sensitive to interest rate changes than other bonds, but more sensitive to adverse economic changes or individual corporate developments.

·         Market Expectations. High yield (junk) bond values are very sensitive to market expectations about the credit worthiness of the issuing companies.

·         Liquidity and Valuation. There may be “thin” trading during times of market distress.

·         Taxation. Interest income may be recognized as taxable even though payment of such interest is not received in cash.

·         Credit Ratings. Changes in credit ratings by the major credit rating agencies may lag changes in the credit worthiness of the issuer.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Core Bond Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Core Bond Fund Calendar Year Returns for Class Y Shares
Annual Return 2002	rr_AnnualReturn2002	4.56%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	2.30%
Annual Return 2005	rr_AnnualReturn2005	0.77%
Annual Return 2006	rr_AnnualReturn2006	3.48%
Annual Return 2007	rr_AnnualReturn2007	6.41%
Annual Return 2008	rr_AnnualReturn2008	6.80%
Annual Return 2009	rr_AnnualReturn2009	3.43%
Annual Return 2010	rr_AnnualReturn2010	5.11%
Annual Return 2011	rr_AnnualReturn2011	6.60%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	5.29% (quarter ended 12-31-08)
Lowest:	1.84% (quarter ended 12-31-10)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.84%)
Performance Table Heading	rr_PerformanceTableHeading	Core Bond Fund Average Annual Total Returns (for the period ended December 31, 2011)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Core Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Madison Mosaic Core Bond Fund | Class Y | Return before taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	5.66%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Madison Mosaic Core Bond Fund | Class Y | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.50%
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Madison Mosaic Core Bond Fund | Class Y | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.27%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Madison Mosaic Core Bond Fund | Class Y | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Madison Mosaic Core Bond Fund | Class Y | Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.88%
5 Years	rr_AverageAnnualReturnYear05	6.59%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Madison Mosaic Core Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	530
[1]	Total annual fund operating expenses for the period ended December 31, 2011 do not match the financial statements due to rounding.